Income Taxes - Allocation of Income Tax Benefit/(Provision) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax benefit/(provision) applicable to:
Income/(loss) from continuing operations	$ 1,995,000,000	$ (327,000,000)	$ 106,000,000
Discontinued operations	0	(730,000,000)	(64,000,000)
Deconsolidation and restructuring of CEOC and other	$ 0	$ 0	$ 1,176,000,000